SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Accounts payable	$ 2,481,160	$ 669,231
Credit card payable	141,345	29,454
Accrued interest	100,648	12,298
Accrued expenses and other	187,615	25,675
Total accounts payable and accrued expenses	$ 2,910,768	736,658
Titan Trucking LLC [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable		669,231	$ 309,833
Credit card payable		29,454	28,683
Accrued interest		12,298	35,131
Accrued expenses and other		25,675
Total accounts payable and accrued expenses		$ 736,658	$ 373,647